SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Platform Operator, Crypto Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	$ 2,500,000	$ 979,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	$ 2,500,000	$ 979,000